Operating Leases - Schedule of Future Maturities of Operating Lease Payments (Detail) - TWD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018
Disclosure of non-cancellable lease payables [line items]
Minimum lease payments under non-cancellable operating lease	$ 5,942,211	$ 5,942,211
Less than one year [member]
Disclosure of non-cancellable lease payables [line items]
Minimum lease payments under non-cancellable operating lease		927,351
Between one and five years [member]
Disclosure of non-cancellable lease payables [line items]
Minimum lease payments under non-cancellable operating lease		2,928,983
More than five years [member]
Disclosure of non-cancellable lease payables [line items]
Minimum lease payments under non-cancellable operating lease		$ 2,085,877